ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

The Catalyst Group Entertainment, LLC (the Company or “TCG”) was formed in Delaware on April 1, 2019. TCG is media debt financing company intending to focus on opportunities comprised of global emerging film, television and media projects. Except for limited activity the Company has been dormant since inception.

The Company’s year-end is December 31.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

The Catalyst Group Entertainment, LLC (the Company or “TCG”) was formed in Delaware on April 1, 2019. TCG is media debt financing company intending to focus on opportunities comprised of global emerging film, television and media projects. Except for limited activity the Company has been dormant since inception.

The Company’s year-end is December 31.

Iqi Media Inc [Member]
Statement [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

IQI Media Inc.(“the Company”) is a women-owned, California Sub-S Corporation incorporated in February 2017. Previously the Company operated as a sole proprietorship from 2010-2016. The Company is a full-service content creation, film and advertising production company located in the City of Pasadena, California. The Company manages all aspects of a multi-languages project throughout its life cycle from conception and strategy to design, development and delivery.

The Company’s year-end is December 31.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

IQI Media Inc.(“the Company”) is a women-owned, California Sub-S Corporation incorporated in February 2017. Previously the Company operated as a sole proprietorship from 2010-2016. The Company is a full-service content creation, film and advertising production company located in the City of Pasadena, California. The Company manages all aspects of a multi-languages project throughout its life cycle from conception and strategy to design, development and delivery.

The Company’s year-end is December 31.

Winvests Group Ltd [Member]
Statement [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Winvest Group Ltd, “the Company” (formerly Diversified Energy & Fuel, Inc. until August 15, 2012) was incorporated in the State of Nevada on June 3, 2009. The Company began formal operations on June 3, 2009, with the principle purpose of developing, marketing, and selling software products through the Internet, and to provide web based services for individuals and small business. During 2010, this business was discontinued and management focused on developing a biodegradable plastic opportunity.

The Company began trading as Riverdale Capital, Ltd. under the symbol “RICP” on June 3, 2009.

On August 17, 2010, the then Chief Executive Officer resigned and appointed Carl H. Kruse as sole Director and Chief Executive Officer. Carl H. Kruse became the majority shareholder at that time by virtue of a Stock Purchase Agreement with the majority shareholder, resulting in a change of control of the Issuer.

On November 8, 2010, the Company entered into an agreement to acquire 100% of the Membership Interests of WSVPA Bio Products Incorporated, a Nevada LLC in consideration for 102,238,200 shares of common stock. After completion of their due diligence, WSPVA formally closed on the transaction on May 12, 2012. The Company subsequently received 500,000,000 Class “A” membership units and 1,000,000 Class “B” membership units representing 100% of the membership interest of WSPVA (dissolvingplastic.com) in return for 102,238,200 common shares of the Company and WSPVA is now a wholly owned subsidiary of the Company.

The Company finalized the acquisition of a biodegradable plastic manufacturer, WSPVA, Bio Products International, LLC, a Nevada LLC, on March 12, 2012 for 102,238,200 common shares, of which 98,984,744 had been issued in the prior fiscal year and recorded as Issuance of Common Shares for Donated Services, because of the uncertainty of completing the transaction. The Company now owns 100% of the equity interests in this wholly owned subsidiary. With the transaction now complete the market value of the shares on March 12, 2012 has been recorded as the purchase price for WSPVA.

Effective April 30, 2012, the Company changed its name to Diversified Energy & Fuel International, Inc and changed its name to Zyrox Mining International, Inc. on August 15, 2012.

David Lazar, the principal of Custodian Ventures, LLC conducted due diligence on the Company and determined that the Company would be a potential Custodianship candidate, based upon previous management appearing to have abandoned the Company approximately eleven years ago. Mr. Lazar then chose to buy shares of the Company on the open market, and start a Custodianship proceeding.

On December 27, 2019 Custodian Ventures, LLC was appointed as the custodian of the Company by the Eighth Judicial Court of Nevada pursuant to Case No. A-19-805642-B.

On March 5, 2021, as a result of a private transaction, 300,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the Company, were transferred from Custodian Ventures, LLC (the “Seller”) to Wan Nyuk Ming, Ng Chian Yin, and Jeffrey Wong Kah Mun, respectively, based on their ownership of Winvest Group Limited (Cayman). (collectively, the “Purchaser”). As a result, the Purchaser became an approximately 90% holder of the voting rights of the issued and outstanding share capital of the Company on a fully-diluted basis of the Company, and became the controlling shareholders. The consideration paid for the Shares was $700,000. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or the Seller.

Other than as described below, there are no arrangements or understandings among both the former and new control persons and their associates with respect to the election of directors of the Company or other matters.

On April 14, 2021, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary and a Director.

On September 14, 2021 The Board of Directors of Zyrox Mining International, Inc. (voted to change the company’s fiscal year end from May 31st to December 31st in order to align it with its intended acquisition target. The Board of Directors of the Company approved this change on September 14, 2021. The change in fiscal year became effective for the company’s 2021 fiscal year, which began June 1, 2021 and ended December 31, 2021. Accordingly, the Company is filing this transition report on Form 10-KT for the seven-month period from June 1, 2021 through December 31, 2021

On December 17, 2021, Zyrox Mining International, Inc. amended its articles of incorporation change its name to Winvest Group Ltd. (the “Name Change”). The change was made in anticipation of entering into a new line of business operations.

Also on December 17, 2021, Zyrox Mining International, Inc. amended its articles of incorporation to reverse split its common stock at a rate of 1 for 250 (the “Reverse”).

On December 29, 2021, FINRA declared the Name Change and the Reverse effective. Also on December 29, 2021, the Company was informed by FINRA that the Company’s ticker symbol would be changed to WNLV in twenty business days. The Company’s stock symbol changed to WNLV on January 27, 2022.

We are an early-stage company and making effort to reinstate the business. Our limited start-up operations have consisted of the formation of our business plan and identification of our target market. We will require the funds from this offering in order to fully implement our business plan as discussed in the “Plan of Operation” section. During the period from November 2012 through April 2020, the Company was dormant.

The Company’s accounting year-end is December 31.

Winvest Group Ltd [Member]
Statement [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Winvest Group Ltd, “the Company” (formerly known as Zyrox Mining International Inc. until December 2021) was incorporated in the State of Nevada on June 3, 2009. Winvest Group Ltd began formal operations on June 3, 2009, with the principal purpose of developing, marketing, and selling software products through the Internet, and to provide web based services for individuals and small business. During 2010, this business was discontinued and management focused on developing a biodegradable plastic opportunity.

The Company began trading as Riverdale Capital, Ltd. under the symbol “RICP” on June 3, 2009.

On August 17, 2010, the then Chief Executive Officer resigned and appointed Carl H. Kruse as sole Director and Chief Executive Officer. Carl H. Kruse became the majority shareholder at that time by virtue of a Stock Purchase Agreement with the majority shareholder, resulting in a change of control of the Issuer.

On November 8, 2010, the Company entered into an agreement to acquire 100% of the Membership Interests of WSVPA Bio Products Incorporated, a Nevada LLC in consideration for 102,238,200 shares of common stock. After completion of their due diligence, WSPVA formally closed on the transaction on May 12, 2012. The Company subsequently received 500,000,000 Class “A” membership units and 1,000,000 Class “B” membership units representing 100% of the membership interest of WSPVA (dissolvingplastic.com) in return for 102,238,200 common shares of the Company and WSPVA is now a wholly owned subsidiary of the Company.

The Company finalized the acquisition of a biodegradable plastic manufacturer, WSPVA, Bio Products International, LLC, a Nevada LLC, on March 12, 2012, for 102,238,200 common shares, of which 98,984,744 had been issued in the prior fiscal year and recorded as Issuance of Common Shares for Donated Services, because of the uncertainty of completing the transaction. The Company now owns 100% of the equity interests in this wholly owned subsidiary. With the transaction now complete the market value of the shares on March 12, 2012, has been recorded as the purchase price for WSPVA.

Effective April 30, 2012, the Company changed its name to Diversified Energy & Fuel International, Inc and changed its name to Zyrox Mining International, Inc. on August 15, 2012.

We are an early-stage company and making effort to reinstate the business. Our limited start-up operations have consisted of the formation of our business plan and identification of our target market. We will require the funds from this offering in order to fully implement our business plan as discussed in the “Plan of Operation” section. During the period from November 2012 through April 2020, the Company was dormant.

The Company’s accounting year-end is December 31.

David Lazar, the principal of Custodian Ventures, LLC conducted due diligence on the Company and determined that the Company would be a potential Custodianship candidate, based upon previous management appearing to have abandoned the Company approximately eleven years ago. Mr. Lazar then chose to buy shares of the Company on the open market and start a Custodianship proceeding.

On December 27, 2019 Custodian Ventures, LLC was appointed as the custodian of the Company by the Eighth Judicial Court of Nevada pursuant to Case No. A-19-805642-B.

On March 5, 2021, as a result of a private transaction, 300,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the Company, were transferred from Custodian Ventures, LLC (the “Seller”) to Wan Nyuk Ming, Ng Chian Yin, and Jeffrey Wong Kah Mun, respectively, based on their ownership of Winvest Group Limited (Cayman) (collectively, the “Purchaser”). As a result, the Purchaser became an approximately 90% holder of the voting rights of the issued and outstanding share capital of the Company on a fully diluted basis of the Company and became the controlling shareholders. The consideration paid for the Shares was $700,000. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or the Seller.

Other than as described below, there are no arrangements or understandings among both the former and new control persons and their associates with respect to the election of directors of the Company or other matters.

On April 14, 2021, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary, and a Director.

On September 14, 2021, The Board of Directors of Zyrox Mining International, Inc. voted to change the Company’s fiscal year end from May 31 st to December 31st in order to align it with its intended acquisition target. The Board of Directors of the Company approved this change on September 14, 2021.

On December 17, 2021, Zyrox Mining International, Inc (the “Company”), amended its articles of incorporation change its name to Winvest Group Ltd. (the “Name Change”). The change was made in anticipation of entering into a new line of business operations.

Also on December 17, 2021, the Zyrox Mining International, Inc. amended its articles of incorporation to reverse split its common stock at a rate of 1 for 250 (the “Reverse”).

On December 29, 2021, FINRA declared the Name Change and the Reverse effective. Also on December 29, 2021, the Company was informed by FINRA that the Company’s ticker symbol would be changed to WNLV in twenty business days. The Company’s stock symbol changed to WNLV on January 27, 2022.

On September 14, 2021, the Board of Directors of the Company approved a change to its fiscal year end from May 31 to December 31. The change in fiscal year became effective for the Company’s 2021 fiscal year, which began June 1, 2021 and ended December 31, 2021. Accordingly, the Company is filing this transition report on Form 10-KT for the seven-month period from June 1, 2021 through December 31, 2021.

On December 17, 2021 Zyrox Mining International, Inc. amended its articles of incorporation change its name to Winvest Group Ltd. (the “Name Change”). The change was made in anticipation of entering into a new line of business operations.

Also on December 17, 2021, the Zyrox Mining International, Inc. amended its articles of incorporation to reverse split its common stock at a rate of 1 for 250 (the “Reverse”).

On December 29, 2021, FINRA declared the Name Change and the Reverse effective. Also on December 29, 2021, the Company was informed by FINRA that the Company’s ticker symbol would be changed to WNLV in twenty business days. The symbol change occurred on January 27, 2022

On May 16, 2022, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with The Catalyst Group Entertainment, LLC (“TCG”), a California limited liability company, Joseph Lanius (“Lanius”), Nicholas Burnett (“Burnett”), and Khiow Hui Lim (“Khiow,” “Burnett” and together with Lanius, the “TCG Shareholders”), the sole officers, directors, and shareholders of TCG, IQI Media Inc. (“IQI”), a California corporation, solely 100% women-owned company, Khiow, Lanius, Charlene Logan Kelly (“Kelly”), Burnett, Connie Tsai (“Tsai”), and Amy Morton (“Morton”), as the officers, directors and shareholders of IQI (the “IQI Shareholders”). Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of TCG and IQI was exchanged for 900,000 shares of common stock of the Company at the Closing issued to the TCG Shareholders and the IQI Shareholders. The transaction has been accounted for as a recapitalization of the Company, whereby WNLV is the accounting acquirer.

Immediately after completion of such share exchange, the Company had a total of 17,411,217 issued and outstanding shares, with authorized share capital for common share of 4,500,000,000.

Consequently, the Company has ceased to fall under the definition of shell company as define in Rule 12b-2 under the Exchange Act of 1934, as amended (the “Exchange Act”) and TCG and IQI are now wholly owned subsidiaries

On May 25, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) appointed Khiow Hui, Lim as the Corporation’s Chief Strategic Officer and Charlene Logan Kelly as the Corporation’s Chief Intellectual Officer.

On June 13, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) appointed Khiow Hui, Lim to the Corporation’s Board of Directors.

On June 29, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) accepted the resignation of Tham Yee Wen as the Company’s Secretary. Also, on June 29, 2022, the Board of Directors of the Company appointed Khiow Hui, Lim as the Company’s Secretary.

COVID-19

On March 11, 2020, the World Health Organization (“WHO”) declared the Covid-19 outbreak to be a global pandemic. In addition to the devastating effects on human life, the pandemic is having a negative ripple effect on the global economy, leading to disruptions and volatility in the global financial markets. Most US states and many countries have issued policies intended to stop or slow the further spread of the disease.

Covid-19 and the U.S’s response to the pandemic are significantly affecting the economy. There are no comparable events that provide guidance as to the effect the Covid-19 pandemic may have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. We do not yet know the full extent of the effects on the economy, the markets we serve, our business, or our operations.

Winvest Groups Ltd [Member]
Statement [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Winvest Group Ltd, “the Company” (formerly known as Zyrox Mining International Inc. until December 2021) was incorporated in the State of Nevada on June 3, 2009. Winvest Group Ltd began formal operations on June 3, 2009, with the principal purpose of developing, marketing, and selling software products through the Internet, and to provide web based services for individuals and small business. During 2010, this business was discontinued and management focused on developing a biodegradable plastic opportunity.

The Company began trading as Riverdale Capital, Ltd. under the symbol “RICP” on June 3, 2009.

On August 17, 2010, the then Chief Executive Officer resigned and appointed Carl H. Kruse as sole Director and Chief Executive Officer. Carl H. Kruse became the majority shareholder at that time by virtue of a Stock Purchase Agreement with the majority shareholder, resulting in a change of control of the Issuer.

On November 8, 2010, the Company entered into an agreement to acquire 100% of the Membership Interests of WSVPA Bio Products Incorporated, a Nevada LLC in consideration for 102,238,200 shares of common stock. After completion of their due diligence, WSPVA formally closed on the transaction on May 12, 2012. The Company subsequently received 500,000,000 Class “A” membership units and 1,000,000 Class “B” membership units representing 100% of the membership interest of WSPVA (dissolvingplastic.com) in return for 102,238,200 common shares of the Company and WSPVA is now a wholly owned subsidiary of the Company.

The Company finalized the acquisition of a biodegradable plastic manufacturer, WSPVA, Bio Products International, LLC, a Nevada LLC, on March 12, 2012, for 102,238,200 common shares, of which 98,984,744 had been issued in the prior fiscal year and recorded as Issuance of Common Shares for Donated Services, because of the uncertainty of completing the transaction. The Company now owns 100% of the equity interests in this wholly owned subsidiary. With the transaction now complete the market value of the shares on March 12, 2012, has been recorded as the purchase price for WSPVA.

Effective April 30, 2012, the Company changed its name to Diversified Energy & Fuel International, Inc and changed its name to Zyrox Mining International, Inc. on August 15, 2012.

We are an early-stage company and making effort to reinstate the business. Our limited start-up operations have consisted of the formation of our business plan and identification of our target market. We will require the funds from this offering in order to fully implement our business plan as discussed in the “Plan of Operation” section. During the period from November 2012 through April 2020, the Company was dormant.

The Company’s accounting year-end is December 31.

David Lazar, the principal of Custodian Ventures, LLC conducted due diligence on the Company and determined that the Company would be a potential Custodianship candidate, based upon previous management appearing to have abandoned the Company approximately eleven years ago. Mr. Lazar then chose to buy shares of the Company on the open market and start a Custodianship proceeding.

On December 27, 2019 Custodian Ventures, LLC was appointed as the custodian of the Company by the Eighth Judicial Court of Nevada pursuant to Case No. A-19-805642-B.

On March 5, 2021, as a result of a private transaction, 300,000,000 shares of Series A Preferred Stock, $0.001 par value per share (the “Shares”) of the Company, were transferred from Custodian Ventures, LLC (the “Seller”) to Wan Nyuk Ming, Ng Chian Yin, and Jeffrey Wong Kah Mun, respectively, based on their ownership of Winvest Group Limited (Cayman) (collectively, the “Purchaser”). As a result, the Purchaser became an approximately 90% holder of the voting rights of the issued and outstanding share capital of the Company on a fully diluted basis of the Company and became the controlling shareholders. The consideration paid for the Shares was $700,000. The source of the cash consideration for the Shares was personal funds of the Purchaser. In connection with the transaction, David Lazar released the Company from all debts owed to him and/or the Seller.

Other than as described below, there are no arrangements or understandings among both the former and new control persons and their associates with respect to the election of directors of the Company or other matters.

On April 14, 2021, the existing director and officer resigned immediately. Accordingly, David Lazar, serving as a director and an officer, ceased to be the Company’s Chief Executive Officer, Chief Financial Officer, President, Treasurer, Secretary, and a Director.

On September 14, 2021, The Board of Directors of Zyrox Mining International, Inc. voted to change the Company’s fiscal year end from May 31 st to December 31st in order to align it with its intended acquisition target. The Board of Directors of the Company approved this change on September 14, 2021.

On December 17, 2021, Zyrox Mining International, Inc (the “Company”), amended its articles of incorporation change its name to Winvest Group Ltd. (the “Name Change”). The change was made in anticipation of entering into a new line of business operations.

Also on December 17, 2021, the Zyrox Mining International, Inc. amended its articles of incorporation to reverse split its common stock at a rate of 1 for 250 (the “Reverse”).

On December 29, 2021, FINRA declared the Name Change and the Reverse effective. Also on December 29, 2021, the Company was informed by FINRA that the Company’s ticker symbol would be changed to WNLV in twenty business days. The Company’s stock symbol changed to WNLV on January 27, 2022.

On September 14, 2021, the Board of Directors of the Company approved a change to its fiscal year end from May 31 to December 31. The change in fiscal year became effective for the Company’s 2021 fiscal year, which began June 1, 2021 and ended December 31, 2021. Accordingly, the Company is filing this transition report on Form 10-KT for the seven-month period from June 1, 2021 through December 31, 2021.

On December 17, 2021 Zyrox Mining International, Inc. amended its articles of incorporation change its name to Winvest Group Ltd. (the “Name Change”). The change was made in anticipation of entering into a new line of business operations.

Also on December 17, 2021, the Zyrox Mining International, Inc. amended its articles of incorporation to reverse split its common stock at a rate of 1 for 250 (the “Reverse”).

On December 29, 2021, FINRA declared the Name Change and the Reverse effective. Also on December 29, 2021, the Company was informed by FINRA that the Company’s ticker symbol would be changed to WNLV in twenty business days. The symbol change occurred on January 27, 2022

On May 16, 2022, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) with The Catalyst Group Entertainment, LLC (“TCG”), a California limited liability company, Joseph Lanius (“Lanius”), Nicholas Burnett (“Burnett”), and Khiow Hui Lim (“Khiow,” “Burnett” and together with Lanius, the “TCG Shareholders”), the sole officers, directors, and shareholders of TCG, IQI Media Inc. (“IQI”), a California corporation, solely 100% women-owned company, Khiow, Lanius, Charlene Logan Kelly (“Kelly”), Burnett, Connie Tsai (“Tsai”), and Amy Morton (“Morton”), as the officers, directors and shareholders of IQI (the “IQI Shareholders”). Under the Share Exchange Agreement, One Hundred Percent (100%) of the ownership interest of TCG and IQI was exchanged for 900,000 shares of common stock of the Company at the Closing issued to the TCG Shareholders and the IQI Shareholders. The transaction has been accounted for as a recapitalization of the Company, whereby WNLV is the accounting acquirer.

Immediately after completion of such share exchange, the Company had a total of 17,411,217 issued and outstanding shares, with authorized share capital for common share of 4,500,000,000.

Consequently, the Company has ceased to fall under the definition of shell company as define in Rule 12b-2 under the Exchange Act of 1934, as amended (the “Exchange Act”) and TCG and IQI are now wholly owned subsidiaries

On May 25, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) appointed Khiow Hui, Lim as the Corporation’s Chief Strategic Officer and Charlene Logan Kelly as the Corporation’s Chief Intellectual Officer.

On June 13, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) appointed Khiow Hui, Lim to the Corporation’s Board of Directors.

On June 29, 2022, the Board of Directors of Winvest Group Ltd. (the “Company”) accepted the resignation of Tham Yee Wen as the Company’s Secretary. Also, on June 29, 2022, the Board of Directors of the Company appointed Khiow Hui, Lim as the Company’s Secretary.

COVID-19

On March 11, 2020, the World Health Organization (“WHO”) declared the Covid-19 outbreak to be a global pandemic. In addition to the devastating effects on human life, the pandemic is having a negative ripple effect on the global economy, leading to disruptions and volatility in the global financial markets. Most US states and many countries have issued policies intended to stop or slow the further spread of the disease.

Covid-19 and the U.S’s response to the pandemic are significantly affecting the economy. There are no comparable events that provide guidance as to the effect the Covid-19 pandemic may have, and, as a result, the ultimate effect of the pandemic is highly uncertain and subject to change. We do not yet know the full extent of the effects on the economy, the markets we serve, our business, or our operations.